Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents

(CAD$ in millions)	2024	2023
Salaries, bonuses, director fees and other short-term benefits	$19	$21
Post-employment benefits	2	6
Share option compensation expense	7	10
Compensation expense related to Units	18	27
	$46	$64